Taxation - Summary of deferred tax in connection with unused tax losses carried forward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred tax liability (asset) [abstract]
Total unused tax losses carried forward	€ 1,675	€ 1,685
Unused tax losses carried forward not recognised as a deferred tax asset	903	922
Unused tax losses carried forward recognised as a deferred tax asset	€ 772	€ 764
Average tax rate	22.00%	21.40%
Deferred tax asset	€ 170	€ 163